Stock-Based Compensation and Benefit Plans - Plan Details (Details) - USD ($)		1 Months Ended		3 Months Ended		12 Months Ended
	Feb. 12, 2014	Dec. 31, 2014	Feb. 28, 2013	Mar. 31, 2015	Mar. 31, 2014	Dec. 31, 2014	Dec. 31, 2013	Mar. 18, 2014	Mar. 17, 2014	Dec. 31, 2012
Stock-Based Compensation and Benefit Plans (Textual)
Common stock, par value		$ 0.0001		$ 0.0001		$ 0.0001	$ 0.0001	$ 0.0001	$ 0.01
Share-based compensation expense				$ 70,906	$ 46,510	$ 316,176	$ 700,715
Share-based compensation, costs not yet recognized			$ 117,000
Options granted						2,004,420	330,470
Options granted, exercise price						$ 1.50	$ 4.13
Options outstanding		2,704,587				2,704,587	827,543			614,042
Directors, officers and business consultants
Stock-Based Compensation and Benefit Plans (Textual)
Options outstanding		1,750,000				1,750,000
Stock options
Stock-Based Compensation and Benefit Plans (Textual)
Options granted				465,000		2,004,420	330,470
Options granted, minimum exercise price				$ 0.75
Options granted, maximum exercise price				$ 1.50
Options granted, fair value				$ 84,732		$ 339,671	$ 306,189
Stock options | Portion of award relating to 337,750 shares
Stock-Based Compensation and Benefit Plans (Textual)
Vesting period						2 years
Vesting percentage on grant date						33.33%
Vesting percentage, remaining vesting period						66.67%
Options granted						337,750
Stock options | Portion of award relating to 1,665,670 shares
Stock-Based Compensation and Benefit Plans (Textual)
Vesting period						1 year
Vesting percentage on grant date						50.00%
Vesting percentage, remaining vesting period						50.00%
Options granted						1,665,670
Stock options | Portion of award relating to 455,000 shares
Stock-Based Compensation and Benefit Plans (Textual)
Exercise price before modification		$ 4.00
Exercise price after modification		$ 1.50
Plan modification, aggregate excess of fair value of the modified award over the fair value of the original award		$ 42,000
Share-based compensation expense		36,000
Share-based compensation, costs not yet recognized		$ 6,000				$ 6,000
Options outstanding		455,000				455,000
Stock options | Executive
Stock-Based Compensation and Benefit Plans (Textual)
Vesting percentage on grant date				33.33%
Vesting percentage on first anniversary of grant date				33.33%
Options granted				295,000
Options granted, exercise price						$ 1.50
Options granted, fair value						$ 339,671
Stock options | Directors, officers and business consultants
Stock-Based Compensation and Benefit Plans (Textual)
Options outstanding				2,055,000
Employee stock options
Stock-Based Compensation and Benefit Plans (Textual)
Exercise price before modification			$ 4.00
Exercise price after modification			$ 9.00
Plan modification, aggregate excess of fair value of the modified award over the fair value of the original award			$ 236,000
Share-based compensation expense			$ 119,000
Share-based compensation, costs not yet recognized		$ 178,934		$ 170,340		$ 178,934
2010 EIP
Stock-Based Compensation and Benefit Plans (Textual)
Number of shares of common stock reserved for issuance under the plan		625,000		625,000		625,000
2010 EIP | Stock options
Stock-Based Compensation and Benefit Plans (Textual)
Options granted							330,470
Options granted, minimum exercise price							$ 4.00
Options granted, maximum exercise price							$ 9.00
Options granted, fair value							$ 306,000
2010 EIP | Stock options | Executive
Stock-Based Compensation and Benefit Plans (Textual)
Vesting percentage on grant date							100.00%
Options granted							250,000
2010 EIP | Employee stock options
Stock-Based Compensation and Benefit Plans (Textual)
Options outstanding		255,167		169,328		255,167
2010 EIP | Minimum | Stock options
Stock-Based Compensation and Benefit Plans (Textual)
Options granted, minimum exercise price			$ 4.00
2014 EIP
Stock-Based Compensation and Benefit Plans (Textual)
Number of shares authorized under EIP	1,524,327
Common stock, par value	$ 0.0001
Maximum number of common shares granted per individual in any one year	100,000
2014 EIP | Nonemployee Directors
Stock-Based Compensation and Benefit Plans (Textual)
Vesting percentage on grant date	50.00%
Vesting percentage on first anniversary of grant date	50.00%
2014 EIP | Stock options
Stock-Based Compensation and Benefit Plans (Textual)
Equity award expiration period	5 years
Options outstanding		698,420		643,812		698,420
2014 EIP | Incentive stock options
Stock-Based Compensation and Benefit Plans (Textual)
Discretionary incentives of common shares that may be granted to new employees each fiscal year	100,000
2014 EIP | Maximum | Stock options
Stock-Based Compensation and Benefit Plans (Textual)
Equity award expiration period	10 years
2014 EIP | Maximum | Employee stock options
Stock-Based Compensation and Benefit Plans (Textual)
Vesting period	3 years
2014 EIP | Minimum | Employee stock options
Stock-Based Compensation and Benefit Plans (Textual)
Vesting period	2 years					2 years